Note 3 - Shareholders' Equity	6 Months Ended
Jun. 30, 2011
Stockholders' Equity Note Disclosure [Text Block]	Note 3 – Shareholders’ Equity
Common Stock

On May 4, 2010, the Bank’s shareholders approved an amendment to the Articles of Incorporation of the Bank to increase the number of authorized shares of common stock to 200,000,000.

On August 18, 2010, in connection with its public offering of common stock (the “Public Offering”), the Bank consummated the issuance and sale of 23,100,000 shares of common stock at $6.50 per share, for a gross aggregate offering price of $150.2 million. The Bank incurred underwriting fees of $6.0 million and related expenses of $0.9 million resulting in net proceeds of $143.2 million being received by the Bank of which $140.2 was recorded in shareholders’ equity. Additional underwriting fees equal to $3.0 million will be payable in the future if the common stock price closes at a price equal to or above 125% of the offering price, or $8.125 per share, for a period of 30 consecutive days. A liability for the $3.0 million contingent underwriting fee has been accrued and is included in other liabilities in the accompanying balance sheet at June 30, 2011.

On January 1, 2011, in conjunction with the Company’s acquisition of the Bank in a statutory exchange transaction, the par value of authorized common stock of the Company, which was established in the Company’s Articles of Incorporation at $1.00 per share, replaced the previously reported par value of $4.65 per share of common stock of the Bank. This transaction was given retroactive effect in the financial statements. As such, the par value of the common stock reflected in the consolidated balance sheet as of December 31, 2010 reflects a $102.4 million reclassification from common stock to additional paid-in capital as a result of the Reorganization.

Share-Based Plans

The Company may grant share-based compensation to employees and non-employee directors in the form of stock options, restricted stock or other stock-based awards. Share-based compensation expense is measured based on the fair value of the award at the date of grant and is charged to earnings on a straight-line basis over the requisite service period, which is currently up to seven years. The fair value of stock options is estimated at the date of grant using a Black-Scholes option-pricing model and related assumptions. The amortization of share-based compensation reflects estimated forfeitures, adjusted for actual forfeiture experience. The fair value of restricted stock awards, subject to share price performance vesting requirements, is estimated using a Monte Carlo simulation and related estimated assumptions for volatility and a risk free interest rate.

The Company maintains equity-based compensation plans for directors and employees. During 2010, the Board of Directors of the Bank adopted and shareholders approved the Park Sterling Bank 2010 Stock Option Plan for Directors and the Park Sterling Bank 2010 Employee Stock Option Plan (the “2010 Plans”). The 2010 Plans are substantially similar to the Bank’s 2006 option plans for directors and employees, which provided for an aggregate of 990,000 of common shares reserved for options. The 2010 Plans provide for an aggregate of 1,859,550 of common shares reserved for options. Upon effectiveness of the Reorganization, the Company assumed all outstanding options under the 2010 plans and the 2006 plans, and the Company’s common stock was substituted as the stock issuable upon the exercise of options under these plans.

Also during 2010, the Board of Directors of the Company adopted and shareholders approved the Park Sterling Corporation 2010 Long-Term Incentive Plan for directors and employees (the “LTIP”), which was effective upon the Reorganization and replaced the 2010 Plans. The LTIP provides for an aggregate of 1,016,400 of common shares reserved for issuance to employees and directors in connection with stock options, stock appreciation rights and other stock-based awards (including, without limitation, restricted stock awards).

Activity in the Company’s shared based plans is summarized in the following table:

		Outstanding Options				Nonvested Restricted Shares
	Shares		Weighted	Weighted			Weighted
	Available		Average	Average			Average	Aggregate
	for Future	Number	Exercise	Contractual	Intrinsic	Number	Grant Date	Intrinsic
	Grants	Outstanding	Price	Term (Years)	Value	Outstanding	Fair Value	Value

At December 31, 2010	525,918	2,323,632	$7.83	8.50	$-	-	$-	$-
Replacement of 2010 Plans	(525,918)	-	-	-	-	-	-	-
Approved for issuance	1,016,400	-	-	-	-	-	-	-
Options Granted	(109,340)	109,340	5.56	-	1,205	-	-	-
Restricted Shares Granted	(568,260)	-	-	-	-	568,260	3.91	2,818,570
Exercised		-	-	-	-	-	-	-
Expired and forfeited	-	(242,908)	7.21	-	-	-	-	-

At June 30, 2011	338,800	2,190,064	$7.78	8.08	$1,205	568,260	$3.91	$2,818,570

Exercisable at June 30, 2011		726,827	$10.49	5.81	$-

The fair value of options is estimated at the date of the grant using the Black-Scholes option-pricing model and expensed over the options’ vesting periods. The following weighted-average assumptions were used in valuing options issued during the six months ended June 30, 2011.

Assumptions in Estimating Option Values
Weighted-average volatility	31.13%
Expected dividend yield	0%
Risk-free interest rate	3.95%
Expected life	7 years

Approximately 7,750 options vested during the six months ended June 30, 2011; no options vested for the six months ended June 30, 2010. The compensation expense for stock option plans was $256 thousand and $87 thousand for the three months ended June 30, 2011 and 2010, respectively, and $566 thousand and $190 thousand for the six months ended June 30, 2011 and 2010, respectively. At June 30, 2011, unrecognized compensation cost related to nonvested stock options of $2.7 million is expected to be recognized over a weighted-average period of 1.20 years.

No shares of restricted stock vested during the six months ended June 30, 2011. The compensation expense for restricted shares was $267 thousand and $403 thousand for the three and six months ended June 30, 2011, respectively.  At June 30, 2011, unrecognized compensation cost related to nonvested restricted shares of $2.0 million is expected to be recognized over a weighted-average period of 3.23 years. There were no shares of restricted stock granted as of June 30, 2010.